Property and Equipment	12 Months Ended
Feb. 01, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 3: Property and Equipment

Property and equipment consist of the following:

	FEBRUARY 1, 2015	FEBRUARY 2, 2014
Buildings and building improvements	$14,305	$14,176
Leasehold improvements	379,468	330,641
Furniture, fixtures and equipment	150,280	117,194
Games	111,166	88,310
Construction in progress	32,989	33,111

Total cost	688,208	583,432
Accumulated depreciation	(252,160)	(195,339)

Property and equipment, net	$436,048	$388,093

Interest costs capitalized during the construction of facilities were $535 for fiscal 2014, $602 for fiscal 2013, and $510 for fiscal 2012.

Property and equipment are depreciated using the straight-line method over the estimated useful life of the assets. Depreciation expense totaled $69,466 for fiscal 2014, $64,933 for fiscal 2013, and $61,957 for fiscal 2012.